Basis of Preparation of Consolidated Financial Statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Basis of Preparation of Consolidated Financial Statements [Abstract]
Loss for the year	$ (48,328,195)	$ 27,229,285
Net cash flows from operating activities	58,569,270	$ 58,049,261
Single bullet repayment	144,000,000
Current liability	160,100,000
Current assets	$ 320,389,925